Restricted stock units (RSUs)	3 Months Ended
Mar. 31, 2019
Restricted stock units RSUs [Abstract]
Restricted stock units (RSUs)
10.	Restricted stock units (RSUs)

On January 2, 2019, ASC granted 176,659 restricted stock units (RSUs) to certain of its officers that will vest in two equal annual tranches. On March 7, 2019 ASC granted 86,210 RSUs to certain of its officers that will vest in three equal annual tranches. Under an RSU award, the grantee is entitled to receive a share of ASC’s common stock for each RSU at the end of the vesting period. Payment under the RSU will be made in the form of shares of ASC’s common stock. The cost of RSUs will be recognized by the Company on a straight-line basis over the vesting period. The Company’s policy for issuing shares upon the vesting of the RSUs is to register and issue new common shares to the grantee.

Changes in the RSUs for the period ended March 31, 2019 is set forth below:
	No. of Units	Weighted average fair value at grant date
Balance as at January 1, 2019	-	-
RSUs granted during the three months ended March 31, 2019	262,869	$4.79
Balance as at March 31, 2019 (none of which are vested)	262,869	$4.79

The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:

Period	TOTAL
2019	531,980
2020	556,406
2021	146,557
2022	24,426
1,259,369